Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 39,735	$ 28,264	$ 109,225	$ 81,083	$ 112,103	$ 91,867
Cost of revenue	8,593	6,806	23,910	18,958	27,023	21,937
Gross profit	31,142	21,458	85,315	62,125	85,080	69,930
Operating expenses:
Sales and marketing	19,328	15,346	51,893	45,445	60,740	45,928
Research and development	12,124	10,862	34,390	32,162	43,123	42,485
General and administrative	9,745	5,527	23,925	15,748	22,204	19,497
Total operating expenses	41,197	31,735	110,208	93,355	126,067	107,910
Loss from operations	(10,055)	(10,277)	(24,893)	(31,230)	(40,987)	(37,980)
Interest income	2	4	20	245	245	653
Interest expense	(741)	(359)	(2,655)	(1,129)	(1,612)	(1,489)
Change in fair value of financial instruments			4,413
Other expense	(75)	(86)	(238)	(163)	(208)	(52)
Loss before provision for income taxes	(10,869)	(10,718)	(23,353)	(32,277)	(42,562)	(38,868)
Provision for income taxes	(14)	7	6	21	28	10
Net loss	(10,855)	(10,725)	(23,359)	(32,298)	(42,590)	(38,878)
Dividends and accretion of issuance costs on Series F preferred stock	2,732	(1,865)	(962)	(5,417)	(7,308)	(4,712)
Net loss attributable to common stockholders	$ (8,123)	$ (12,590)	$ (24,321)	$ (37,715)	$ (49,898)	$ (43,590)
Basic and diluted net loss per share attributable to common stockholders	$ (0.16)	$ (0.70)	$ (0.83)	$ (2.13)	$ (2.80)	$ (2.59)
Weighted average shares used to compute basic and diluted net loss per share attributable to common stockholders	49,355	17,959	29,145	17,681	17,834	16,807